Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2022	2021	2022	2021
10% appreciation against the dollar of:
Sterling	(168)	(180)	894	738
Euro	124	(123)	1,486	601
Malaysian ringgit	65	119	313	399
Australian dollar	(65)	(3)	837	591
Canadian dollar	(44)	(44)	1,575	1,439

Schedule of Value at Risk Pre-tax	The VAR average and year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios. 2022 was a year of high market volatility driving higher VAR than historic levels. As a result, Shell operated with enhanced risk management protocols.

Value-at-risk (pre-tax)

				$ million
		2022		2021
	Average	Year-end	Average	Year-end
Global oil	72	56	26	30
North America gas and power	18	23	12	15
Europe gas and power	54	40	11	13
Australia gas and power	12	12	8	6
Environmental certificates	10	13	8	10

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2022

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	28,259	17,200	11,059	292	495	10,272
Within derivative financial instruments	56,154	34,685	21,469	1,904	4,563	15,002
Liabilities:
Within trade payables	29,981	17,200	12,781	608	495	11,678
Within derivative financial instruments	58,991	34,710	24,281	4,788	3,364	16,129

2021

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	20,561	11,937	8,624	164	283	8,177
Within derivative financial instruments	48,813	39,819	8,994	902	3,098	4,994
Liabilities:
Within trade payables	19,347	11,935	7,412	61	283	7,068
Within derivative financial instruments	54,534	40,350	14,184	697	3,109	10,378

Summary of Interbank Offered Rate Reform	USD London Interbank Offered Rate (LIBOR) is the most significant IBOR for Shell. USD LIBOR will cease to be representative after June 30, 2023. Significant IBOR exposures, disaggregated by tenure at December 31, 2022, are as follows:

			$ million
			December 31, 2022
	Non-derivative financial assets - carrying value	Non-derivative financial liabilities - carrying value	Derivatives - Nominal amount
USD LIBOR (1 month)	34
USD LIBOR (3 months)	1,898	1,176	4,754
USD LIBOR (6 months)	238
Cross-currency interest rate swaps:
EUR Fixed to USD LIBOR (3 months)			8,311
GBP Fixed to USD LIBOR (3 months)			1,078
CHF Fixed to USD LIBOR (3 months)			1,359
MYR LIBOR (3 months) to USD LIBOR (3 months)			360
Total	2,170	1,176	15,862

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2022

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	—	1	1	169	—	169	(168)
Forward foreign exchange contracts	—	907	907	—	996	996	(89)
Currency swaps and options	31	24	55	2,925	5	2,930	(2,875)
Commodity derivatives	—	23,676	23,676	—	22,858	22,858	818
Other contracts	—	380	380	—	389	389	(9)
Total	31	24,988	25,019	3,094	24,248	27,342	(2,323)
25. Financial instruments continued

2021

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	237	—	237	24	14	38	199
Forward foreign exchange contracts	—	456	456	—	280	280	176
Currency swaps and options	277	22	299	860	33	893	(594)
Commodity derivatives	12	10,979	10,991	—	15,732	15,732	(4,741)
Other contracts	—	201	201	—	255	255	(54)
Total	526	11,658	12,184	884	16,314	17,198	(5,014)

Contractual Maturities of Derivative Liabilities
The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:

2022

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	120	50	2	1	1	1	175	(6)	169
Forward foreign exchange contracts	629	294	18	(1)	(2)	(3)	935	61	996
Currency swaps and options	582	554	750	588	507	1,353	4,334	(1,404)	2,930
Commodity derivatives	17,273	3,678	1,203	515	270	793	23,732	(874)	22,858
Other contracts	212	148	22	1	1	—	384	5	389
Total	18,816	4,724	1,995	1,104	777	2,144	29,560	(2,218)	27,342
[A]Mainly related to the effect of discounting.
25. Financial instruments continued

2021

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	13	13	5	4	3	4	42	(4)	38
Forward foreign exchange contracts	170	40	114	—	—	—	324	(44)	280
Currency swaps and options	321	150	159	287	356	808	2,081	(1,188)	893
Commodity derivatives	12,614	1,401	783	274	158	531	15,761	(29)	15,732
Other contracts	222	34	—	—	—	—	256	(1)	255
Total	13,340	1,638	1,061	565	517	1,343	18,464	(1,266)	17,198
[A]Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:

2022

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(168)	—	(168)
Forward foreign exchange contracts	—	(89)	—	(89)
Currency swaps and options	—	(2,875)	—	(2,875)
Commodity derivatives	68	(1,161)	1,911	818
Other contracts	—	(7)	(2)	(9)
Total	68	(4,300)	1,909	(2,323)

2021

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	199	—	199
Forward foreign exchange contracts	—	176	—	176
Currency swaps and options	—	(594)	—	(594)
Commodity derivatives	41	(5,171)	389	(4,741)
Other contracts	6	(60)	—	(54)
Total	47	(5,450)	389	(5,014)

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

		$ million
	2022	2021
At January 1	389	1,077
Net gains/(losses) recognised in revenue	1,190	(569)
Purchases	886	440
Sales	(623)	(442)
Settlements	46	(32)
Recategorisations (net)	17	(87)
Currency translation differences	4	2
At December 31	1,909	389

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2022, were as follows:

		$ million
	2022	2021
At January 1	1,024	968
Movements	596	56
At December 31	1,620	1,024